Segment Disclosure - Net Sales for New and Used Systems (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	€ 5,245,326	€ 4,731,555	€ 5,651,035
System sales [Member]
Segment Reporting Information [Line Items]
Net sales	3,993,129	3,801,632	4,883,913
New systems [Member] | System sales [Member]
Segment Reporting Information [Line Items]
Net sales	3,890,154	3,620,260	4,780,720
Used systems [Member] | System sales [Member]
Segment Reporting Information [Line Items]
Net sales	€ 102,975	€ 181,372	€ 103,193